DEBT - Schedule of Long-Term Debt Repayments (Details) $ in Millions, $ in Millions	1 Months Ended																				3 Months Ended	7 Months Ended				12 Months Ended
	Dec. 31, 2018 CAD ($)	Nov. 30, 2018 CAD ($)	Oct. 31, 2018 CAD ($)	Oct. 31, 2018 USD ($)	Sep. 30, 2018 CAD ($)	Sep. 30, 2018 USD ($)	Aug. 31, 2018 CAD ($)	Jul. 31, 2018 USD ($)	Apr. 30, 2018 CAD ($)	Apr. 30, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Nov. 30, 2017 CAD ($)	Sep. 30, 2017 USD ($)	Jul. 31, 2017 USD ($)	Jun. 30, 2017 CAD ($)	Jun. 30, 2017 USD ($)	Apr. 30, 2017 CAD ($)	Apr. 30, 2017 USD ($)	Mar. 31, 2017 CAD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2018 USD ($)	Nov. 30, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Nov. 30, 2017 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Jun. 30, 2018	May 31, 2018	Jan. 31, 2018
Enbridge Energy Partners, L.P.
Debt Instrument [Line Items]
Extinguishment of debt																											$ 625
Enbridge Energy Partners, L.P. | 6.50% senior notes
Debt Instrument [Line Items]
Extinguishment of debt										$ 400
Interest rate (as a percent)									6.50%	6.50%
Enbridge Energy Partners, L.P. | 7.00% Senior Notes [Member]
Debt Instrument [Line Items]
Extinguishment of debt				$ 100
Interest rate (as a percent)	7.00%																					7.00%				7.00%	7.00%
Enbridge Gas Distribution Inc. | 1.85% medium-term notes
Debt Instrument [Line Items]
Extinguishment of debt																		$ 300
Interest rate (as a percent)																		1.85%	1.85%
Enbridge Gas Distribution Inc. | 5.16% medium-term notes
Debt Instrument [Line Items]
Extinguishment of debt												$ 200
Interest rate (as a percent)												5.16%												5.16%				5.16%	5.16%
Enbridge Income Fund | 4.00% Medium-Term Notes [Member]
Debt Instrument [Line Items]
Extinguishment of debt	$ 125
Interest rate (as a percent)	4.00%																					4.00%				4.00%	4.00%
Enbridge Income Fund | 5.00% medium-term notes
Debt Instrument [Line Items]
Extinguishment of debt																$ 100
Interest rate (as a percent)																5.00%	5.00%
Enbridge Income Fund | 2.92% medium-term notes
Debt Instrument [Line Items]
Extinguishment of debt												$ 225
Interest rate (as a percent)												2.92%												2.92%				2.92%	2.92%
Enbridge Pipelines (Southern Lights) L.L.C. | 3.98% medium-term note due June 2040
Debt Instrument [Line Items]
Extinguishment of debt																						$ 43		$ 37
Interest rate (as a percent)												3.98%												3.98%				3.98%	3.98%	3.98%
Enbridge Pipelines Inc. | 6.62% Medium-Term Notes
Debt Instrument [Line Items]
Extinguishment of debt		$ 170
Interest rate (as a percent)		6.62%																					6.62%
Enbridge Pipelines Inc. | 6.62% Medium-Term Notes
Debt Instrument [Line Items]
Extinguishment of debt		$ 130
Enbridge Southern Lights LP | 4.01% medium-term notes due June 2040
Debt Instrument [Line Items]
Extinguishment of debt																$ 7										$ 27
Interest rate (as a percent)																4.01%	4.01%															4.01%
Midcoast Energy Partner L.P. [Member] | 3.56% Senior Notes Due June 2019
Debt Instrument [Line Items]
Extinguishment of debt								$ 75
Cash Consideration								$ 76
Interest rate (as a percent)								3.56%
Midcoast Energy Partner L.P. [Member] | 4.04% Senior Notes Due June 2021
Debt Instrument [Line Items]
Extinguishment of debt								$ 175
Cash Consideration								$ 182
Interest rate (as a percent)								4.04%
Midcoast Energy Partner L.P. [Member] | 4.42% Senior Notes Due June 2024
Debt Instrument [Line Items]
Extinguishment of debt								$ 150
Cash Consideration								$ 161
Interest rate (as a percent)								4.42%
Spectra Energy Capital, LLC
Debt Instrument [Line Items]
Loss on extinguishment of debt																										64	$ 50	$ 50	$ 38
Spectra Energy Capital, LLC | 6.75% Senior Unsecured Notes Due 2032
Debt Instrument [Line Items]
Extinguishment of debt											$ 64
Cash Consideration											$ 80
Interest rate (as a percent)											6.75%
Spectra Energy Capital, LLC | 7.50% Senior Unsecured Notes Due 2038
Debt Instrument [Line Items]
Extinguishment of debt											$ 43
Cash Consideration											$ 59
Interest rate (as a percent)											7.50%
Spectra Energy Capital, LLC | Senior notes carrying interest ranging from 3.3% to 7.5% due 2018 to 2038
Debt Instrument [Line Items]
Extinguishment of debt															$ 761
Cash Consideration															$ 857
Spectra Energy Capital, LLC | 5.65% Senior Unsecured Notes Due 2020
Debt Instrument [Line Items]
Extinguishment of debt											$ 163
Cash Consideration											$ 172
Interest rate (as a percent)											5.65%
Spectra Energy Capital, LLC | 3.30% Senior Unsecured Notes Due 2023
Debt Instrument [Line Items]
Extinguishment of debt											$ 498
Cash Consideration											$ 508
Interest rate (as a percent)											3.30%
Spectra Energy Capital, LLC | 8.00% senior notes due 2019
Debt Instrument [Line Items]
Extinguishment of debt																					$ 500
Cash Consideration																					$ 581
Interest rate (as a percent)														8.00%							8.00%
Spectra Energy Capital, LLC | 6.20% Senior Notes
Debt Instrument [Line Items]
Extinguishment of debt										$ 272
Interest rate (as a percent)									6.20%	6.20%
Spectra Energy Capital, LLC | 6.75% Senior Notes
Debt Instrument [Line Items]
Extinguishment of debt								$ 118
Interest rate (as a percent)								6.75%
Spectra Energy Partners, LP | 2.95% Senior Notes
Debt Instrument [Line Items]
Extinguishment of debt						$ 500
Interest rate (as a percent)					2.95%	2.95%
Spectra Energy Partners, LP | 6.00% senior notes
Debt Instrument [Line Items]
Extinguishment of debt														$ 400
Interest rate (as a percent)														6.00%							6.00%
Spectra Energy Partners, LP | 7.39% subordinated secured notes
Debt Instrument [Line Items]
Extinguishment of debt																								$ 12
Interest rate (as a percent)												7.39%												7.39%				7.39%	7.39%
Union Gas Limited | 5.35% Medium-Term Notes
Debt Instrument [Line Items]
Extinguishment of debt									$ 200
Interest rate (as a percent)									5.35%	5.35%
Union Gas Limited | 8.75% Debenture
Debt Instrument [Line Items]
Extinguishment of debt							$ 125
Interest rate (as a percent)							8.75%
Union Gas Limited | 8.65% Senior Debentures
Debt Instrument [Line Items]
Extinguishment of debt			$ 75
Interest rate (as a percent)			8.68%	8.68%
Union Gas Limited | 9.70% debentures
Debt Instrument [Line Items]
Extinguishment of debt													$ 125
Interest rate (as a percent)													9.70%												9.70%
Westcoast Energy Inc.
Debt Instrument [Line Items]
Extinguishment of debt																										$ 400
Westcoast Energy Inc. | 6.90% senior secured notes due 2019
Debt Instrument [Line Items]
Extinguishment of debt																							$ 26		$ 26
Interest rate (as a percent)													6.90%												6.90%						6.90%
Westcoast Energy Inc. | 4.34% senior secured notes due 2019
Debt Instrument [Line Items]
Extinguishment of debt																							$ 9		$ 24
Interest rate (as a percent)													4.34%												4.34%						4.34%
Westcoast Energy Inc. | 8.50% Debenture
Debt Instrument [Line Items]
Extinguishment of debt					$ 150
Interest rate (as a percent)					8.50%	8.50%
Enbridge Inc. | Floating rate note
Debt Instrument [Line Items]
Extinguishment of debt																	$ 500			$ 500
Enbridge Inc. | 5.60% medium-term notes
Debt Instrument [Line Items]
Extinguishment of debt																			$ 400
Interest rate (as a percent)																		5.60%	5.60%
Minimum | Spectra Energy Capital, LLC | Senior notes carrying interest ranging from 3.3% to 7.5% due 2018 to 2038
Debt Instrument [Line Items]
Interest rate (as a percent)															3.30%
Maximum
Debt Instrument [Line Items]
Interest rate (as a percent)															7.50%